As filed with the Securities and Exchange Commission on July 17, 2002

                                                      Registration No. 333-85140
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      |_|  PRE-EFFECTIVE AMENDMENT NO.

                      |X|  POST-EFFECTIVE AMENDMENT NO. 2

                              THE TOCQUEVILLE TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                     1675 Broadway, New York, New York 10019
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                                 (212) 698-0800
                                 --------------
                         (Registrant's Telephone Number)

                               Francois D. Sicart
                            c/o The Tocqueville Trust
                     1675 Broadway, New York, New York 10019
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                 with copies to:

                            Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

This Post-Effective Amendment on Form N-14 consists of the following:

        (1)    Facing sheet of the Registration Statement

        (2) Part C to the Registration Statement (including the signature page).

Parts A and B are incorporated herein by reference from Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-85140) filed on May 20, 2002 (accession number 0001116679-02-001084).

This Post-Effective Amendment is being filed for the sole purpose of filing Exhibits 11 and 12 (the opinions issued at closing as to the Reorganization and tax matters and consequences) of this Registration Statement.

                                     PART C

                                OTHER INFORMATION

Item 15 Indemnification

        Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

        The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

        As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Covered Persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Covered Person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Covered Person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16 Exhibits

        (1)    (a)    Agreement and Declaration of Trust of the Registrant
               (originally filed on Form N-1A to Registration Statement No. 33-8746 on September 15, 1986; re-filed for EDGAR purposes only with Post-Effective Amendment No. 26 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

               (b) Amendment to the Agreement and Declaration of Trust of Registrant (filed with Post-Effective Amendment No. 14 on Form N-1A to Registration

               Statement No. 33-8746 on February 28, 1996, accession number 0000922423-96-000107, and incorporated by reference herein).

         (2) By-Laws of the Registrant (originally filed on Form N-1A to Registration Statement No. 33-8746 on September 15, 1986; re-filed for EDGAR purposes only with Post-Effective Amendment No. 26 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

         (3)   Not Applicable

         (4) Agreement and Plan of Reorganization and Liquidation between the Registrant and the Lepercq-Istel Trust filed herewith as Appendix A to the Combined Prospectus/Proxy Statement (filed with the Registrant's definitive Combined Prospectus/Proxy Statement filed pursuant to Rule 497(b) Registration Statement No. 333-85140 on June 6, 2002, accession number 0001116679-02-001141, and incorporated by reference herein).

         (5) Form of certificate for shares of beneficial interest, par value $.01 per share, of the Registrant (originally filed with Pre-Effective Amendment No. 1 on Form N-1A to Registration Statement No. 33-8746 on December 2, 1986; re-filed for EDGAR purposes only with Post-Effective Amendment No. 26 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

         (6)   (a)    Investment Advisory Agreement between Registrant on behalf of The Tocqueville Fund and Tocqueville Asset Management L.P. (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

               (b) Investment Advisory Agreement between Registrant on behalf of The Tocqueville Small Cap Value Fund and Tocqueville Asset Management L.P. (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

               (c) Investment Advisory Agreement between Registrant on behalf of The Tocqueville International Value Fund and Tocqueville Asset Management L.P. (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

               (d) Form of Investment Advisory Agreement between Registrant on behalf of The Tocqueville Gold Fund and Tocqueville Asset Management L.P. (filed with Post-Effective Amendment No. 19 on Form N-1A to Registration Statement No. 33-8746 on April 15, 1998, accession number 0000922423-98-000170, and incorporated by reference herein).

         (7)   (a)    Distribution Agreement between the Registrant and
               Tocqueville Securities L.P. (filed with Post-Effective Amendment No. 14 on Form N-1A to Registration Statement No. 33-8746 on February 28, 1996, accession number 0000922423-96-000107, and incorporated by reference herein).

         (8)   Not applicable.

         (9)   (a)    Custodian Agreement between Registrant and Firstar Trust
               Company (filed with Post-Effective Amendment No. 16 on Form N-1A to Registration Statement No. 33-8746 on February 28, 1997, accession number 0000922423-97-000170, and incorporated by reference herein).

               (b) Form of Custodian Agreement between Registrant on behalf of The Tocqueville Gold Fund and Firstar Trust Company (filed with Post-Effective Amendment No. 19 on Form N-1A to Registration Statement No. 33-8746 on April 15, 1998, accession number 0000922423-98-000170, and incorporated by reference herein).

               (c) Global Custody Tri-Party Agreement among The Chase Manhattan Bank, Firstar Trust and Registrant (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

               (d) Form of Global Custody Tri-Party Agreement among The Chase Manhattan Bank, Firstar Trust and the Registrant on behalf of The Tocqueville Gold Fund (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

         (10)  (a)    Rule 12b-1 Plan for the Class B shares of The Tocqueville
               Fund (filed with Post-Effective Amendment No. 14 on Form N-1A to Registration Statement No. 33-8746 on February 28, 1996, accession number 0000922423-96-000107, and incorporated by reference herein).

               (b) Rule 12b-1 Plan for the Class B shares of The Tocqueville Europe Fund (now The Tocqueville International Value Fund's Rule 12b-1 Plan) (filed with Post-Effective Amendment No. 14 on Form N-1A to Registration Statement No. 33-8746 on February 28, 1996, accession number 0000922423-96-000107, and incorporated by reference herein).

               (c) Rule 12b-1 Plan for the Class B shares of The Tocqueville Small Cap Value Fund (filed with Post-Effective Amendment No. 14 on Form N-1A to Registration Statement No. 33-8746 on February 28, 1996, accession number 0000922423-96-000107, and incorporated by reference herein).

               (d) Rule 12b-1 Plan for The Tocqueville Fund (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

               (e) Rule 12b-1 Plan for The Tocqueville Small Cap Value Fund (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

               (f) Rule 12b-1 Plan for The Tocqueville International Value Fund (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement

               No. 33-8746 on January 30, 2002, accession number
               0000950130-02-000460, and incorporated by reference herein).

               (g) Rule 12b-1 Plan for The Tocqueville Gold Fund (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

               (h) Rule 18f-3 Plan for The Tocqueville Trust (filed with Post-Effective Amendment No. 26 on Form N-1A to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

         (11)  Opinion and Consent of Counsel.*

         (12)  Opinion and Consent as to tax matters and consequences.*

         (13)  (a)    Administration Agreement between Registrant and
               Tocqueville Asset Management L.P. (filed with Post-Effective Amendment No. 14 on Form N-1A to Registration Statement No. 33-8746 on February 28, 1996, accession number 0000922423-96-000107, and incorporated by reference herein).

               (b) Transfer Agent Agreement between the Registrant and Firstar Trust Company (filed with Post-Effective Amendment No. 16 on Form N-1A to Registration Statement No. 33-8746 on February 28, 1997, accession number 0000922423-97-000170, and incorporated by reference herein).

               (c) Fund Accounting Servicing Agreement between the Registrant and Firstar Trust Company (filed with Post-Effective Amendment No. 16 on Form N-1A to Registration Statement No. 33-8746 on February 28, 1997, accession number 0000922423-97-000170, and incorporated by reference herein).

               (d) Fund Sub-Administration Service Agreement (filed with Post-Effective Amendment No. 25 on Form N-1A to Registration Statement No. 33-8746 on February 28, 2001, accession number 0000950130-01-001088, and incorporated by reference herein).

               (e) Form of Fulfillment Servicing Agreement (filed with Post-Effective Amendment No. 25 on Form N-1A to Registration Statement No. 33-8746 on February 28, 2001, accession number 0000950130-01-001088, and incorporated by reference herein).

         (14)  (a)    Consent of PricewaterhouseCoopers LLP (filed with
               Post-Effective Amendment No. 1 on Form N-14 on May 20, 2002, accession number 0001116679-02-001084, and is incorporated by reference herein).




--------
*       Filed herewith.

               (b) Consent of KPMG LLP (filed with Post-Effective Amendment No. 1 on Form N-14 on May 20, 2002, accession number 0001116679-02-001084, and is incorporated by reference herein).

         (15)  (a)    Annual Report for the fiscal year ended October 31, 2001
               (filed with Registrant's N-30D filed on January 7, 2002, accession number 0000950109-02-000114, and incorporated by reference herein).

               (b) Annual Report for the fiscal year ended December 31, 2001 for the Lepercq Istel Trust (filed with N-30D filed on March 8, 2002, accession number 0000898531-02-000088, and incorporated by reference herein).

         (16)  Not applicable.

         (17)  (a)    Form of Proxy Card filed herewith as part of the Combined
               Proxy Statement/ Prospectus (filed with the Registrant's definitive Combined Prospectus/Proxy Statement filed pursuant to Rule 497(b) Registration Statement No. 333-85140 on June 6, 2002, accession number 0001116679-02-001141, and incorporated by reference herein).

               (b) Prospectus and Statement of Additional Information for The Tocqueville Trust (filed with Post-Effective Amendment No. 26 to Registration Statement No. 33-8746 on January 30, 2002, accession number 0000950130-02-000460, and incorporated by reference herein).

               (c) Prospectus and Statement of Information for the Lepercq-Istel Trust (filed with Post-Effective Amendment No. 80 to Registration Statement No. 2-10841 on April 30, 2002, accession number 0001116679-02-001008, and incorporated by reference herein).

Item 17 Undertakings

         (1) The undersigned agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

        As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of New York, and State of New York, on the 17th day of July, 2002.

                                               THE TOCQUEVILLE TRUST


                                               By: /s/ Francois D. Sicart
                                                   -----------------------------
                                                   Francois D. Sicart
                                                   Principal Executive Officer


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Francois D. Sicart         Principal Executive Officer         July 17, 2002
--------------------------     and Trustee
Francois D. Sicart

/s/ Robert Kleinschmidt        President, Principal Operating      July 17, 2002
--------------------------     Officer, Principal Financial
Robert Kleinschmidt            Officer and Trustee

/s/ Inge Heckel                Trustee                             July 17, 2002
--------------------------
Inge Heckel


/s/ Francois Letaconnoux       Trustee                             July 17, 2002
--------------------------
Francois Letaconnoux


/s/ Lucille G. Bono            Trustee                             July 17, 2002
--------------------------
Lucille G. Bono


/s/ Larry M. Senderhauf        Trustee                             July 17, 2002
--------------------------
Larry M. Senderhauf


/s/ Guy A. Main                Trustee                             July 17, 2002
--------------------------
Guy A. Main


/s/ James W. Gerard            Trustee                             July 17, 2002
--------------------------
James W. Gerard


/s/ James B. Flaherty          Trustee                             July 17, 2002
--------------------------
James B. Flaherty

                                                                      Exhibit 11

PaulHastings /

Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, New York, New York, 10022-3205 telephone 212-318-6000 / facsimile 212-319-4090 / internet www.paulhastings.com

Atlanta / Costa Mesa / London / Los Angeles / San Francisco / Stamford / Tokyo / Washington, D.C.



July 9, 2002                                                44063.00001


Lepercq-Istel Trust
1675 Broadway
New York, New York  10019

The Tocqueville Trust
1675 Broadway
New York, New York  10019

Re: Reorganization of the Lepercq-Istel Fund series of the Lepercq-Istel Trust into The Tocqueville Fund series of The Tocqueville Trust

Ladies and Gentlemen:

We have acted as counsel to The Tocqueville Fund series of The Tocqueville Trust ("Tocqueville") and the Lepercq-Istel Fund series of the Lepercq-Istel Trust ("Lepercq"), both Massachusetts business trusts, in connection with an Agreement and Plan of Reorganization and Liquidation (the "Plan") adopted by the Boards of Trustees of Tocqueville and Lepercq on February 20, 2002, and to be presented to shareholders of Lepercq on July 8, 2002. Pursuant to the Plan, substantially all of the then-existing assets of Lepercq will be transferred to Tocqueville in exchange for (i) the assumption of all the obligations and liabilities of Lepercq by Tocqueville and (ii) the issuance and delivery to Lepercq of full and fractional shares of Tocqueville's shares of beneficial interest (the "Shares"), and such Shares shall be distributed by Lepercq pro rata to its shareholders upon its liquidation. This opinion is furnished to you pursuant to sections 10(B) and 11(B) of the Plan. Capitalized terms used herein without definition which are defined in the Plan have the same respective meanings herein as therein.

In rendering this opinion, (i) we have relied upon our knowledge that the Boards of Trustees of Tocqueville and Lepercq, including a majority of the trustees who are not interested persons, have determined that the Reorganization is in the best interests of the existing shareholders of Tocqueville and Lepercq, and (ii) we have relied as to factual matters on representations provided by the officers of Tocqueville and Lepercq and have not independently established or verified the accuracy of such factual matters.

We have acted as U.S. counsel to Lepercq and Tocqueville in connection with the Merger. We hereby advise you that the interests of Lepercq and Tocqueville and their shareholders may differ and be in conflict. We also represent, in other matters, Lepercq, de Neuflize & Co. Incorporated, whose interests may be in conflict with those of the shareholders of Lepercq and/or Tocqueville. Paul, Hastings, Janofsky & Walker LLP has determined that it can represent all parties on an

Lepercq-Istel Trust
The Tocqueville Trust
July 9, 2002
Page 2


impartial basis; however, we will be unable to represent any of the parties if differences arise among the parties during the course of the Merger. We hereby advise each of the parties to obtain independent corporate counsel regarding the appropriateness of a waiver of any potential and/or actual conflicts and the consequences thereof. Each acknowledges that it has had the opportunity to obtain separate counsel and each acknowledges that it waives any conflict which may arise.

As counsel for Tocqueville and Lepercq, we have reviewed their Agreements and Declarations of Trust, By-Laws, resolutions of the Board of Trustees, registration statements (including the prospectuses contained therein), and the combined prospectus/proxy statement prepared in contemplation of the Reorganization and filed with the Securities and Exchange Commission under the inquiries of public officials and officers of Tocqueville and Lepercq and have examined originals, certified copies or copies otherwise identified to our satisfaction of such other documents, records and other instruments as we have deemed necessary or appropriate for the purposes of our opinions. With respect to all documents we reviewed or examined, we have assumed the genuineness of all signatures on original documents and the conformity to the original documents of all copies.

We are not admitted to the practice of law in any jurisdiction but the State of New York and we do not express any opinion as to the laws of other states or jurisdictions except as to matters of federal law and, with respect to the limited scope of this opinion, Massachusetts corporate law.

Based upon, and subject to, the foregoing, we are of the opinion that:

     (1) Tocqueville and Lepercq are organized as Massachusetts business trusts and are validly existing under the laws of Massachusetts with full corporate power to act as open-end investment companies of the management type registered under the 1940 Act,

     (2) the Plan and the Reorganization provided for therein have been duly authorized and approved by all requisite corporate action of Tocqueville and Lepercq, making said Plan and the Reorganization valid, binding and enforceable upon Tocqueville and Lepercq,

     (3) the Plan and the Reorganization provided for therein does not result in any violation of the Agreements and Declarations of Trust or By-laws of Tocqueville and Lepercq, and

     (4) Tocqueville Shares to be issued pursuant to the Reorganization will be duly authorized and upon issuance thereof in accordance with the Plan will be validly issued, fully paid and non-assessable Shares.

Lepercq-Istel Trust
The Tocqueville Trust
July 9, 2002
Page 3


This opinion letter is solely for your benefit and is not to be quoted in whole or in part, summarized or otherwise referred to, nor is it to be filed with or supplied to any governmental agency or other person without the written consent of this firm. This opinion letter is rendered as of the date hereof. We specifically disclaim any responsibility to update or supplement this opinion letter to reflect any events or state of facts which may hereafter come to our attention, or any changes in statutes or regulations or any court decisions which may hereafter occur.

Very truly yours,


/s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP
PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                      Exhibit 12


PaulHastings /

Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, New York, New York, 10022-3205 telephone 212-318-6000 / facsimile 212-319-4090 / internet www.paulhastings.com

Atlanta / Costa Mesa / London / Los Angeles / San Francisco / Stamford / Tokyo / Washington, D.C.



July 9, 2002                                                         44063.00001


Lepercq-Istel Trust
1675 Broadway
New York, New York  10019

The Tocqueville Trust
1675 Broadway
New York, New York  10019

Re:   Lepercq-Istel Fund series of the Lepercq-Istel Trust and
      The Tocqueville Fund series of The Tocqueville Trust

Ladies and Gentlemen:

This opinion is being provided to you pursuant to Sections 10(F) and 11(D) of the Agreement and Plan of Reorganization and Liquidation, dated February 20, 2002 (the "Agreement"), by and between Lepercq-Istel Fund series of the Lepercq-Istel Trust, a Massachusetts business trust and open-end investment management company (the "Trust") and The Tocqueville Fund series of The Tocqueville Trust, a Massachusetts business trust and open-end investment management company (the "Fund"). Pursuant to the terms of the Agreement, the Fund will acquire substantially all of the assets and liabilities of the Trust (the "Merger") solely in exchange for its shares of beneficial interest, par value $.01 (the "Shares"). According to the Merger, the Shares will thereafter be distributed by the Trust pro rata to its shareholders in complete liquidation. The Trust's shares will be canceled and the separate existence of the Trust will thereupon cease.

Except as otherwise provided, capitalized terms not defined herein have the meanings set forth in the Agreement. All section references, unless otherwise indicated, are to the Internal Revenue Code of 1986, as amended (the "Code").

We have acted as U.S. counsel to the Trust and the Fund in connection with the Merger. For the purpose of rendering this opinion, we have examined originals, certified copies or copies otherwise identified to our satisfaction as being true copies of the original of the following documents (including all exhibits and schedules attached thereto):

(a)   the Agreement; and


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The Tocqueville Trust
July 9, 2002
Page 2


(b) such other instruments and documents related to the formation, organization and operation of the Trust and the Fund and related to the consummation of the Merger and the transactions contemplated thereby as we have deemed necessary or appropriate.

In connection with rendering this opinion, we have with your permission assumed, without any independent investigation or review thereof, the following:

1. That original documents (including signatures) are authentic; that documents submitted to us as copies conform to the original documents; and that there is (or will be prior to the Closing) due execution and delivery of all documents where due execution and delivery are a prerequisite to the effectiveness thereof;

2. That all representations, warranties and statements made or agreed to by the Trust, the Fund, and the management, employees, officers, directors and shareholders thereof in connection with the Merger, including but not limited to those set forth in the Agreement (including the exhibits) are true and accurate at all relevant times; and that all covenants contained in such documents are performed without waiver or breach of any material provision thereof.

Based on our examination of the foregoing items and subject to the limitations, qualifications, assumptions and caveats set forth herein, we are of the opinion that for federal income tax purposes:

      The Merger will be a reorganization within the meaning of Section 368(a)(1)(C) of the Code.

      The Trust and the Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code.

      No gain or loss will be recognized by the Trust upon the transfer of substantially all of its assets to the Fund in exchange for the Shares and the Fund's assumption of certain liabilities of the Trust.

      The tax basis of the Trust's assets acquired by the Fund will be the same as the tax basis of such assets to the Trust immediately prior to the transaction.

      The holding period of the assets of the Trust in the hands of the Fund will include the period during which those assets were held by the Trust.


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The Tocqueville Trust
July 9, 2002
Page 3


      No gain or loss will be recognized by the Fund upon its receipt of substantially all of the Trust's assets solely in exchange for the Shares.

      No gain or loss will be recognized by the shareholders of the Trust upon their receipt of the Shares in exchange for their shares of the Trust.

      The basis of the Shares received by the shareholders of the Trust will be the same as their basis in the shares of the Trust surrendered in exchange therefor.

      The holding period of the Shares received by the shareholders of the Trust will include the period that they held the Trust shares surrendered in exchange therefor, provided that such Trust shares are held by them as capital assets.

This opinion does not address the various state, local or foreign tax consequences that may result from the Merger. In addition, no opinion is expressed as to any federal income tax consequence of the Merger except as specifically set forth herein, and this opinion may not be relied upon except by the Fund and shareholders of the Trust, with respect to the consequences specifically discussed herein.

This opinion addresses only the general tax consequences of the Merger expressly described above and does not address any tax consequence that might result to a shareholder in light of its particular circumstances, such as shareholders who are dealers in securities, who are subject to the alternative minimum tax provisions of the Code, who are foreign persons or who acquired their shares in connection with stock option or stock purchase plans or in other compensatory transactions.

No opinion is expressed as to any transaction other than the Merger as described in the Agreement or to any other transaction whatsoever including the Merger if all the transactions described in the Agreement are not consummated in accordance with the terms of the Agreement and without waiver of any material provision thereof. To the extent any of the representations, warranties, statements and assumptions material to our opinion and upon which we have relied are not complete, correct, true and accurate in all material respects at all relevant times, our opinion would be adversely affected and should not be relied upon.

This opinion represents only our best judgment as to the federal income tax consequences of the Merger and is not binding on the Internal Revenue Service or the courts. The conclusions are based on the Code, existing judicial decisions, administration regulations and published rulings in effect as of the date that this opinion is dated. No assurance can be given that future legislative, judicial or administrative changes would not adversely affect the accuracy of the conclusions stated


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Lepercq-Istel Trust
The Tocqueville Trust
July 9, 2002
Page 4


herein. Furthermore, by rendering this opinion, we undertake no responsibility to advise you of any new developments in the application or interpretation of the federal income tax laws.

This opinion has been delivered to you for the purposes set forth in Sections 10(F) and 11(D) of the Agreement and may not be distributed or otherwise made available to any other person or entity without our prior written consent.



Very truly yours,


/s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP
PAUL, HASTINGS, JANOFSKY & WALKER LLP